Loans and financing - Narrative (Detail) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 31, 2023 BRL (R$)	Jun. 30, 2023 BRL (R$)	Mar. 31, 2023 BRL (R$)	Mar. 31, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Feb. 29, 2024 BRL (R$)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 BRL (R$)	Oct. 31, 2023 BRL (R$)	Oct. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jul. 13, 2023 BRL (R$)	Jul. 13, 2023 USD ($)	Jun. 13, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					7.50%					7.50%
Capture costs for private offering of senior debt securities	R$ 187,658,000
Borrowings					R$ 9,698,912,000	R$ 7,232,699,000	R$ 8,145,730,000
Senior note debt exchange value					R$ 900,197,000
Interest rate after renegotiation					7.50%					7.50%
Percentage of Senior note value exchanged					90.00%					90.00%
Debt Restructuring Cost					R$ 199,635,000	R$ 0	R$ 0
Effect of Extinguishing Debt					35,490,000
New Debt Restructuring cost					R$ 164,145,000
Senior notes 2028
Disclosure of detailed information about borrowings [line items]
Maturity term	August 2028
Issue amount	R$ 3,831,040,000							R$ 740,585,000	$ 148,700					$ 800,000
Senior notes 2028 | Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Disclosure of detailed information about borrowings [line items]
Issue amount	R$ 3,831,040,000											R$ 186,005,000	$ 36,778	$ 800,000
Borrowings, interest rate	11.90%													11.90%
Senior note debt exchange value												190,819,000	37,730
Senior Notes 2024
Disclosure of detailed information about borrowings [line items]
Issue amount															R$ 1,410,967,000	$ 294,215
Senior note debt exchange value										$ 331,945					R$ 1,410,967,000	$ 294,215
Interest rate before renegotiation															11.50%	11.50%
Percentage of Senior note value exchanged					83.00%					83.00%
Senior Notes 2024 | Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Disclosure of detailed information about borrowings [line items]
Issue amount												186,005,000	36,778
Senior note debt exchange value												R$ 190,819,000	$ 37,730
Interest rate before renegotiation												11.50%	11.50%				5.90%
Interest rate after renegotiation																	11.50%
Senior Notes 2026
Disclosure of detailed information about borrowings [line items]
Issue amount															R$ 2,725,010,000	$ 568,219
Senior note debt exchange value					R$ 568,252,000										R$ 2,725,166,000	$ 568,252
Interest rate before renegotiation															10.90%	10.90%
Percentage of Senior note value exchanged					94.70%					94.70%
Senior Notes 2026 | Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Disclosure of detailed information about borrowings [line items]
Interest rate before renegotiation																	7.30%
Interest rate after renegotiation																	10.90%
Working capital loans | Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Disclosure of detailed information about borrowings [line items]
Issue amount			R$ 302,252,000	R$ 302,252,000
Borrowings, interest rate		6.50%	6.40%	6.40%
Borrowing costs incurred			R$ 1,154,000
Aircraft and Engine Loan One | Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Disclosure of detailed information about borrowings [line items]
Issue amount			R$ 194,330,000	R$ 194,330,000							R$ 79,222,000
Borrowings, interest rate											4.60%
Weighted average interest rate before renegotiation		7.40%	6.50%	6.50%
Weighted average interest rate after renegotiation		8.60%	7.40%	7.40%
11th Issue | Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%
Borrowing costs incurred		R$ 11,872,000		R$ 2,467,000
Debentures		R$ 600,000,000	R$ 700,000,000	R$ 700,000,000
Debenture unit face value		1